Other operating expenses (Tables)	12 Months Ended
Jun. 30, 2024
Other operating expenses [Abstract]
Other Operating Expenses

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Insurance	7,033	5,687	5,065
Sponsorship and marketing	2,051	716	305
ERS fees	94	-	-
Charitable donations	640	164	464
Legal expenses	1,797	-	-
Filing fees	79	76	462
Site identification costs	-	15	258
Non-refundable sales tax (See Note 19 - Provisions)	6,276	4,972	2,469
Non-refundable provincial sales tax	1,408	371	-
Other expenses	1,707	2,277	861

Total other operating expenses	21,085	14,278	9,884